Exhibit 99.12

Monthly Investor Report: Verizon Master Trust - VZMT 2025-9

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

March 2026	04/20/2026	5	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	10/20/27	10/21/2030	$637,806,000.00		3.96%			3.96%
Class A-1b	10/20/27	10/21/2030	$75,000,000.00	31	SOFR +0.42%	04/13/2026	3.63980%	4.06%
Class B	10/20/27	10/21/2030	$54,496,000.00		4.24%			4.24%
Class C	10/20/27	10/21/2030	$32,698,000.00		4.41%			4.41%

Total			$800,000,000.00

Series 2025-9 Allocation % x Group One Available Funds	$57,098,343.96
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$57,098,343.96

Beginning of Period Reserve Account Balance	$8,719,346.05
Required Reserve Amount	$8,719,346.05
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$8,719,346.05

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$56.72	$56.72	$0.00	$0.00	$57,098,287.24
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$57,098,287.24
Asset Representations Reviewer Fee	$30.34	$30.34	$0.00	$0.00	$57,098,256.90
Supplemental ARR Fee	$121.34	$121.34	$0.00	$0.00	$57,098,135.56
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$57,096,885.56
Servicing Fee	$605,767.51	$605,767.51	$0.00	$0.00	$56,491,118.05
Class A-1a Note Interest	$2,104,759.80	$2,104,759.80	$0.00	$0.00	$54,386,358.25
Class A-1b Note Interest	$262,195.42	$262,195.42	$0.00	$0.00	$54,124,162.83
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$54,124,162.83
Class B Note Interest	$192,552.53	$192,552.53	$0.00	$0.00	$53,931,610.30
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,931,610.30
Class C Note Interest	$120,165.15	$120,165.15	$0.00	$0.00	$53,811,445.15
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,811,445.15
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$53,811,445.15
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,811,445.15
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$53,811,445.15
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$53,811,445.15
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$53,811,445.15
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$53,811,445.15
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$53,811,445.15
Class R Interest	$53,811,445.15	$53,811,445.15	$0.00	$0.00	$0.00

Total	$57,098,343.96	$57,098,343.96	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,104,759.80	$0.00	$0.00	$2,104,759.80
Class A-1b	$0.00	$0.00	$262,195.42	$0.00	$0.00	$262,195.42
Class B	$0.00	$0.00	$192,552.53	$0.00	$0.00	$192,552.53
Class C	$0.00	$0.00	$120,165.15	$0.00	$0.00	$120,165.15

Total	$0.00	$0.00	$2,679,672.90	$0.00	$0.00	$2,679,672.90

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $ 1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.30	$0.00	$3.30	$637,806,000.00	1.00	$637,806,000.00	1.00
Class A-1b	$1,000.00	$3.50	$0.00	$3.50	$75,000,000.00	1.00	$75,000,000.00	1.00
Class B	$1,000.00	$3.53	$0.00	$3.53	$54,496,000.00	1.00	$54,496,000.00	1.00
Class C	$1,000.00	$3.68	$0.00	$3.68	$32,698,000.00	1.00	$32,698,000.00	1.00

Total	$1,000.00	$3.35	$0.00	$3.35	$800,000,000.00	1.00	$800,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period

Principal Funding Account Limit	$400,000,000.00		400,000,000.00

Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.